Fair Value Measurements - Summary Of Fair Value Measurement Of Assets And Liability With The Fair Value Hierarchy (Detail) - Fair Value, Recurring [Member] - ZANITE ACQUISITION CORP [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrants and Rights Outstanding	$ 7,360,000	$ 10,465,000	$ 0
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	236,947,197	236,926,076	232,302,673
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities:
Warrants and Rights Outstanding		0	19,435,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrant [Member]
Liabilities:
Warrants and Rights Outstanding	$ 9,262,500	13,110,000	17,080,500
Fair Value, Inputs, Level 3 [Member] | Forward Contract Derivative Liability [Member]
Liabilities:
Warrants and Rights Outstanding		$ 0	$ 3,542,000